RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of transactions with related parties for amount due from related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Equity method investments
Related Party Transaction [Line Items]
Transactions with related parties for amount due from related parties	$ 0	$ (600)
Interest accrued for Promissory note [Member] | OPI
Related Party Transaction [Line Items]
Transactions with related parties for amount due from related parties	7,756	7,904
Promissory note principal received [Member] | OPI
Related Party Transaction [Line Items]
Transactions with related parties for amount due from related parties	(31,529)	(10,027)
Amount accrued (received) from disposition of Renren SNS [Member] | Beijing Infinities
Related Party Transaction [Line Items]
Transactions with related parties for amount due from related parties	(40,000)	(6,067)
Beijing Zhenzhong | Loan to a related party [Member]
Related Party Transaction [Line Items]
Transactions with related parties for amount due from related parties	3,155	3,858
Beijing Zhenzhong | Amount received from loan to a related party [Member]
Related Party Transaction [Line Items]
Transactions with related parties for amount due from related parties	$ (3,060)	$ (4,144)